1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

Alexander C. Karampatsos

alexander.karampatsos@dechert.com
+1 202 261 3402 Direct

March 7, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Eagle Point Institutional Income Fund File Nos. 333-276455 and 811-23758 Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2

Ladies and Gentlemen:

Enclosed for filing on behalf of Eagle Point Institutional Income Fund (the “Fund”), a closed-end management investment company, is Pre-Effective Amendment No. 1 to the Fund’s registration statement on Form N-2 (the “Registration Statement”) under the Securities Act of 1933, as amended, and Amendment No. 5 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purposes of: (i) incorporating comments received from the staff of the U.S. Securities and Exchange Commission (the “SEC”) in connection with the Fund’s Registration Statement; (ii) completing certain items required to be included in the Registration Statement; and (iii) making certain other changes to the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at 202.261.3402.

Sincerely,

/s/ Alexander C. Karampatsos
Alexander C. Karampatsos